UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 100 Campus Drive, Suite 115

         Florham Park, NJ  07932-1006

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 966-2700

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     January 28, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $77,805 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      374     7000 SH       SOLE                        0     7000        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     1223    37300 SH       SOLE                        0    37300        0
AEROPOSTALE                    COM              007865108      283    17550 SH       SOLE                        0    17550        0
AFLAC INC                      COM              001055102      202     4400 SH       SOLE                        0     4400        0
AMERICAN INTL GROUP INC        COM              026874107       18    11522 SH       SOLE                        0    11522        0
AT&T INC                       COM              00206R102      487    17101 SH       SOLE                        0    17101        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      211     5359 SH       SOLE                        0     5359        0
BP PLC                         SPONSORED ADR    055622104      343     7335 SH       SOLE                        0     7335        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      648    20100 SH       SOLE                        0    20100        0
CELGENE CORP                   COM              151020104      370     6700 SH       SOLE                        0     6700        0
CERNER CORP                    COM              156782104     2957    76900 SH       SOLE                        0    76900        0
CISCO SYS INC                  COM              17275R102     3850   236204 SH       SOLE                        0   236204        0
CONOCOPHILLIPS                 COM              20825C104      346     6688 SH       SOLE                        0     6688        0
DANAHER CORP DEL               COM              235851102      464     8200 SH       SOLE                        0     8200        0
DEVON ENERGY CORP NEW          COM              25179M103      310     4725 SH       SOLE                        0     4725        0
EATON CORP                     COM              278058102     2340    47080 SH       SOLE                        0    47080        0
EV3 INC                        COM              26928A200     1183   193940 SH       SOLE                        0   193940        0
EXXON MOBIL CORP               COM              30231G102     4199    52596 SH       SOLE                        0    52596        0
GENERAL ELECTRIC CO            COM              369604103      913    56352 SH       SOLE                        0    56352        0
ILLINOIS TOOL WKS INC          COM              452308109     2540    72475 SH       SOLE                        0    72475        0
INTEL CORP                     COM              458140100      682    46507 SH       SOLE                        0    46507        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      210     2494 SH       SOLE                        0     2494        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     1241     9770 SH       SOLE                        0     9770        0
JOHNSON & JOHNSON              COM              478160104     2600    43463 SH       SOLE                        0    43463        0
JOS A BANK CLOTHIERS INC       COM              480838101     2329    89048 SH       SOLE                        0    89048        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     1772   262910 SH       SOLE                        0   262910        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2651    35930 SH       SOLE                        0    35930        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       28    40000 SH       SOLE                        0    40000        0
LOWES COS INC                  COM              548661107     3453   160470 SH       SOLE                        0   160470        0
MEDTRONIC INC                  COM              585055106     2754    87660 SH       SOLE                        0    87660        0
MICROSOFT CORP                 COM              594918104     3074   158102 SH       SOLE                        0   158102        0
NIKE INC                       CL B             654106103     2256    44235 SH       SOLE                        0    44235        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      137    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     1254    46575 SH       SOLE                        0    46575        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      120    15800 SH       SOLE                        0    15800        0
PENN WEST ENERGY TR            TR UNIT          707885109      149    13400 SH       SOLE                        0    13400        0
PEPSICO INC                    COM              713448108     5106    93228 SH       SOLE                        0    93228        0
PROCTER & GAMBLE CO            COM              742718109     4625    74814 SH       SOLE                        0    74814        0
SYSCO CORP                     COM              871829107     3133   136565 SH       SOLE                        0   136565        0
TARGET CORP                    COM              87612E106      551    15960 SH       SOLE                        0    15960        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4559   107105 SH       SOLE                        0   107105        0
TRAVELERS COMPANIES INC        COM              89417E109     3638    80478 SH       SOLE                        0    80478        0
UNITED TECHNOLOGIES CORP       COM              913017109     3180    59330 SH       SOLE                        0    59330        0
WALGREEN CO                    COM              931422109      220     8900 SH       SOLE                        0     8900        0
WELLS FARGO & CO NEW           COM              949746101     3546   120283 SH       SOLE                        0   120283        0
ZIMMER HLDGS INC               COM              98956P102     1276    31575 SH       SOLE                        0    31575        0